Recapitalization - Schedule of Business Combination of Cash Flows and Stockholders Equity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Business Combination [Abstract]
Cash-Trust Account, net of redemptions	$ 1,276
Less: transaction costs and professional fees, paid directly from Trust Account	1,274
Net proceeds received from Trust	2
Less: private and representative warrant liabilities	(1,193)
Less: related party notes	(41)
Less: related party notes - working capital loan	(2,162)
Less: excise tax payable	(1,953)
Less: accounts payable and accrued expenses	(3,053)
Reverse recapitalization, net	$ (8,400)